PROSPECTUS SUPPLEMENT DATED OCTOBER 2, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INVESTOR CLASS SHARES OF THE PORTFOLIOS LISTED BELOW:

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


The following information replaces in its entirety the information appearing under the heading "DISCLOSURE OF PORTFOLIO HOLDINGS" on page 8 of the prospectus:

"The funds' portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the funds' first and third fiscal quarter-ends. In addition, portfolio holdings information for the funds are available at http://www.invescoaim.com. To reach this information, access the funds' overview page on the website. Links to the following fund information are located in the upper right side of this website page:

------------------------------------------- ----------------------------------------- --------------------------------
                                                                                      INFORMATION REMAINS POSTED ON
INFORMATION                                 APPROXIMATE DATE OF WEBSITE POSTING       WEBSITE
------------------------------------------- ----------------------------------------- --------------------------------
Weighted average maturity information       Next business day                         Until posting of the following
thirty-day, seven-day and one-day yield                                               business day's information
information; daily dividend factor and
total net assets
------------------------------------------- ----------------------------------------- --------------------------------
Complete portfolio holdings, and            1 day after month-end or any other        Until posting of the fiscal
information derived therefrom, as of        period, as may be determined by the       quarter holdings for the
month-end or as of some other period        Advisor in its sole discretion            months included in the fiscal
determined by the Advisor in its sole                                                 quarter
discretion
------------------------------------------- ----------------------------------------- --------------------------------

     A description of the fund's policies and procedures with respect to the disclosure of the funds' portfolio holdings are available in the funds' Statement of Additional Information, which is available at http://www.invescoaim.com."

PROSPECTUS SUPPLEMENT DATED OCTOBER 2, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF THE PORTFOLIOS LISTED BELOW:

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


The following information replaces in its entirety the information appearing under the heading "DISCLOSURE OF PORTFOLIO HOLDINGS" on page 8 of the prospectus:

"The funds make available to institutions that maintain accounts with the funds beneficial owners of the funds' shares and prospective investors (collectively, Qualified Persons) information regarding the funds' portfolio holdings as detailed below. The funds' portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the funds' first and third fiscal quarter-ends. In addition, portfolio holdings information for the funds are available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate the funds' portfolio holdings information, access the funds' overview page, and links to the following fund information will be found in the upper right side of this website page:

------------------------------------------- ----------------------------------------- --------------------------------
                                                                                      INFORMATION REMAINS POSTED ON
INFORMATION                                 APPROXIMATE DATE OF WEBSITE POSTING       WEBSITE
------------------------------------------- ----------------------------------------- --------------------------------
Weighted average maturity information       Next business day                         Until posting of the following
thirty-day, seven-day and one-day yield                                               business day's information
information; daily dividend factor and
total net assets
------------------------------------------- ----------------------------------------- --------------------------------
Complete portfolio holdings, and            1 day after month-end or any other        Until posting of the fiscal
information derived therefrom, as of        period, as may be determined by the       quarter holdings for the
month-end or as of some other period        Advisor in its sole discretion            months included in the fiscal
determined by the Advisor in its sole                                                 quarter
discretion
------------------------------------------- ----------------------------------------- --------------------------------

     A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the funds' Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED OCTOBER 2, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR INSTITUTIONAL CLASS SHARES OF THE PORTFOLIOS LISTED BELOW:

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


The following information replaces in its entirety the second paragraph and table appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS " on page 18 of the Statement of Additional Information:

"PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds makes available to institutions that maintain accounts with the Funds, beneficial owners of the Funds' shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Funds' portfolio holdings. The Funds disclose the following portfolio holdings information on http://www.invescoaim.com(1):

------------------------------------- ------------------------------------ ---------------------------------
                                        APPROXIMATE DATE OF POSTING TO      INFORMATION REMAINS AVAILABLE
       INFORMATION AVAILABLE                        WEBSITE                           ON WEBSITE
------------------------------------- ------------------------------------ ---------------------------------
Weighted average maturity             Next business day                    Until posting of the following
information; thirty-day, seven-day                                         business day's information
and one-day yield information;
daily dividend factor and total net
assets
------------------------------------- ------------------------------------ ---------------------------------
Complete portfolio holdings, and      1 day after month-end or any other   Until posting of the fiscal
information derived therefrom, as     period, as may be determined by      quarter holdings for the months
of month-end or as of some other      the Advisor in its sole discretion   included in the fiscal quarter
period determined by the Advisor in
its sole discretion
------------------------------------- ------------------------------------ ---------------------------------
Complete portfolio holdings as of     60-70 days after fiscal quarter-end  For one year
fiscal quarter-end
------------------------------------- ------------------------------------ ---------------------------------

The following information replaces in its entirety the first paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- OTHER SERVICE PROVIDERS" on page 29 of the Statement of Additional Information:

         "TRANSFER AGENT. Invesco Aim Investment Services, Inc. ("Invesco Aim Investment Services"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly-owned subsidiary of Invesco Aim, is the Trust's transfer agent."

----------
(1) To locate the Fund's portfolio holdings information on http://www.invescoaim.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the Fund you wish to view. Links to the Fund's holdings are located in the upper right side of this website page."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED OCTOBER 2, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR INVESTOR CLASS SHARES OF THE PORTFOLIOS LISTED BELOW:

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

The following information replaces in its entirety the second paragraph and table appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS" on pages 18 and 19 of the Statement of Additional Information:

"PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on http://www.invescoaim.com(1):

------------------------------------- ------------------------------------ ---------------------------------
                                        APPROXIMATE DATE OF POSTING TO      INFORMATION REMAINS AVAILABLE
       INFORMATION AVAILABLE                        WEBSITE                           ON WEBSITE
------------------------------------- ------------------------------------ ---------------------------------
Weighted average maturity             Next business day                    Until posting of the  following
information; thirty-day, seven-day                                         business day's information
and one-day yield information;
daily dividend factor and total net
assets
------------------------------------- ------------------------------------ ---------------------------------
Complete portfolio holdings, and      1 day after month-end or any other   Until posting of the fiscal
information derived therefrom, as     period, as may be determined by      quarter holdings for the months
of month-end or as of some other      the Advisor in its sole discretion   included in the fiscal quarter
period determined by the Advisor in
its sole discretion
------------------------------------- ------------------------------------ ---------------------------------
Complete portfolio holdings as of     60-70 days after fiscal quarter-end  For one year
fiscal quarter-end
------------------------------------- ------------------------------------ ---------------------------------

----------
(1) To locate the Fund's portfolio holdings information on http://www.invescoaim.com, click on the Products and Performance tab, then click on the Mutual Funds link, next click on the Money Market link and click on the fund you wish to select. Links to the Fund's portfolio holdings are located in the upper right side of this website page."